Condensed Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	€ 130,405	€ 148,519
Other financial assets	217,222	213,686
Accounts receivables	330	1,111
Other current assets	16,668	13,838
Total current assets	364,625	377,154
Non-current assets
Property, plant and equipment	27,188	13,456
Intangible assets	1,655	1,632
Right-of-use assets	14,749	13,033
Other non-current assets	1,972	2,545
Total non-current assets	45,564	30,666
Total assets	410,189	407,820
Current liabilities
Provisions	3,117	0
Accounts payables	19,904	13,056
Deferred revenue	67,997	64,957
Liabilities for warrants	22,622	16,914
Lease liabilities	2,737	2,159
Other current liabilities	7,929	9,366
Total current liabilities	124,306	106,452
Non-current liabilities
Deferred revenue	53,559	75,759
Lease liabilities	14,085	12,403
Other non-current liabilities	26	42
Total non-current liabilities	67,670	88,204
Shareholders' equity
Share capital	804	767
Share premium	763,206	714,177
Accumulated deficit	(544,656)	(500,299)
Other reserves	(1,141)	(1,481)
Total shareholders' equity	218,213	213,164
Total liabilities and shareholders' equity	€ 410,189	€ 407,820